Significant Accounting Policies - Summary of Reclassification of Share Compensation Expense to Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reclassifications or changes in presentation [line items]
Cost of revenue	$ 15,869	$ 13,090
Sales and marketing	45,584	40,207
Research and development	23,264	19,441
General and administrative expense	30,438	16,667
Share-based compensation	$ 10,359	6,772
Previously stated [member]
Disclosure of reclassifications or changes in presentation [line items]
Cost of revenue		12,627
Sales and marketing		38,001
Research and development		18,298
General and administrative expense		13,707
Share-based compensation		6,772
Reclassification Adjustment [Member]
Disclosure of reclassifications or changes in presentation [line items]
Cost of revenue		463
Sales and marketing		2,206
Research and development		1,143
General and administrative expense		2,960
Share-based compensation		$ (6,772)